RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Change in Fair Value of Scheme Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group
Changes in the fair value of scheme assets
Interest income	£ 914	£ 1,172
Employer contributions	1,149	1,062
Exchange and other adjustments	1	10
The Bank
Changes in the fair value of scheme assets
Interest income	568	737
Employer contributions	647	558
Exchange and other adjustments	0	24
Post employment retirement benefits | The Group
Changes in the fair value of scheme assets
At 1 January	45,791	42,238
Return on plan assets excluding amounts included in interest income	5,565	3,531
Interest income	937	1,220
Employer contributions	1,149	1,062
Benefits paid	(2,254)	(2,174)
Settlements	(22)	(18)
Administrative costs paid	(54)	(43)
Exchange and other adjustments	15	(25)
At 31 December	51,127	45,791
Post employment retirement benefits | The Bank
Changes in the fair value of scheme assets
At 1 January	28,419	25,865
Return on plan assets excluding amounts included in interest income	3,217	2,700
Interest income	581	765
Employer contributions	647	558
Benefits paid	(1,504)	(1,436)
Settlements	0	0
Administrative costs paid	(33)	(26)
Exchange and other adjustments	(3)	(7)
At 31 December	£ 31,324	£ 28,419